Cover	Jun. 25, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2020
Entity File Number	001-37784
Entity Registrant Name	GMS INC.
Entity Central Index Key	0001600438
Entity Tax Identification Number	46-2931287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Crescent Centre Parkway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tucker
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30084
City Area Code	800
Local Phone Number	392-4619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GMS
Security Exchange Name	NYSE
Elected Not To Use the Extended Transition Period	false